SEGMENT INFORMATION (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY		Dec. 31, 2011 CNY		Dec. 31, 2010 CNY		Dec. 31, 2012 Hotel [Member] CNY		Dec. 31, 2011 Hotel [Member] CNY		Dec. 31, 2010 Hotel [Member] CNY		Dec. 31, 2012 Air [Member] CNY		Dec. 31, 2011 Air [Member] CNY		Dec. 31, 2010 Air [Member] CNY		Dec. 31, 2012 Other [Member] CNY		Dec. 31, 2011 Other [Member] CNY		Dec. 31, 2010 Other [Member] CNY		Dec. 31, 2012 Corporate [Member] CNY		Dec. 31, 2011 Corporate [Member] CNY		Dec. 31, 2010 Corporate [Member] CNY
Segment Reporting Information [Line Items]
Revenues	$ 127,960,868	797,209,003		624,998,914		512,018,583		608,318,596		447,876,567		346,448,868		123,754,276		125,094,628		123,092,052		65,136,131		52,027,719		42,477,663
Business tax, VAT and surcharges	(8,501,427)	(52,964,739)		(38,821,932)		(30,101,947)		(34,065,841)		(24,633,211)		(17,447,565)		(6,930,239)		(6,880,205)		(6,770,063)		(11,968,659)		(7,308,516)		(5,884,319)
Cost of services	(32,796,140)	(204,323,233)	[1]	(154,864,206)	[2]	(136,889,793)	[3]	(125,366,740)	[1]	(84,039,659)	[2]	(59,774,578)	[3]	(63,938,936)	[1]	(60,595,087)	[2]	(65,686,554)	[3]	(13,085,456)	[1]	(8,855,068)	[2]	(10,236,598)	[3]	(1,932,101)	[1]	(1,374,392)	[2]	(1,192,063)	[3]
Service development expenses	(20,459,971)	(127,467,665)	[1]	(97,096,821)	[2]	(80,045,838)	[3]	(55,063,247)	[1]	(33,630,403)	[2]	(24,104,919)	[3]	(5,887,607)	[1]	(7,543,224)	[2]	(7,486,971)	[3]	(16,805,745)	[1]	(13,899,801)	[2]	(12,053,536)	[3]	(49,711,066)	[1]	(42,023,393)		(36,400,412)	[3]
Unallocated operating expenses:
Sales and marketing	(66,185,674)	(412,343,366)		(230,945,011)		(167,322,622)																				(412,343,366)		(230,945,011)		(167,322,622)
General and administrative	(10,107,041)	(62,967,875)		(53,239,111)		(49,944,996)		(7,293,870)		(5,999,791)		(2,704,069)		(4,655,934)		(4,366,354)		(5,816,013)		(322,433)		(103,494)				(50,695,638)		(42,769,472)		(41,424,914)
Amortization of intangible assets	(169,531)	(1,056,197)		(547,200)		(642,453)																				(1,056,197)		(547,200)		(642,453)
Charges related to property and equipment and intangible assets	(359,154)	(2,237,567)		(152,412)																						(2,237,567)		(152,412)
Income/(loss) from operations	(10,618,070)	(66,151,639)		49,332,221		47,070,934		386,528,898		299,573,503		242,417,737		42,341,560		45,709,758		37,332,451		22,953,838		21,860,840		14,303,210		(517,975,935)		(317,811,880)		(246,982,464)
Total other income	9,062,671	56,461,352		1,315,198		(19,550,361)																				56,461,352		1,315,198		(19,550,361)
Income/(loss) from operations before income tax expense/(benefit)	(1,555,399)	(9,690,287)		50,647,419		27,520,573		386,528,898		299,573,503		242,417,737		42,341,560		45,709,758		37,332,451		22,953,838		21,860,840		14,303,210		(461,514,583)		(316,496,682)		(266,532,825)
Depreciation expense								16,640,301		10,216,747		7,392,731		3,200,608		3,052,706		3,353,680

[1]	Depreciation expense of RMB16,640,301 and RMB3,200,608 is included in Cost of services and Service development expenses for the Hotel and Air segments. No depreciation expense is included in the Other and Corporate segments.
[2]	Depreciation expense of RMB10,216,747 and RMB3,052,706 is included in Cost of services and Service development expenses for the Hotel and Air segments. No depreciation expense is included in the Other and Corporate segments.
[3]	Depreciation expense of RMB7,392,731 and RMB3,353,680 is included in Cost of services and Service development expenses for the Hotel and Air segments. No depreciation expense is included in the Other and Corporate segments.